Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Segmented Information
Schedule of Company's total assets by geographic location
	December 31, 2012	December 31, 2011
Assets
Mainland China	$164,174,148	$170,662,019
Hong Kong	44,589,119	45,246,110
Total	$208,763,267	$215,908,129

Schedule of Company's revenues by product
	2012	2011	2010
Sales
Inactivated hepatitis vaccines	$39,951,471	$26,939,386	$16,200,844
Influenza vaccines	9,191,432	29,902,506	17,200,582
Others	73,408
Total	$49,216,311	$56,841,892	$33,401,426

Schedule of Company's revenues attributed to geographic locations
	2012	2011	2010
Sales
Mainland China	$48,198,668	$56,407,130	$32,981,974
Foreign countries	1,017,643	434,762	419,452
Total	$49,216,311	$56,841,892	$33,401,426